Employee Benefit Obligations - Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Pension Costs [abstract]
Fair value of assets, Equities	£ 24.2	£ 26.7	£ 31.8
Fair value of assets, Bonds	170.2	208.8	259.7
Fair value of assets, Insured annuities	3.0	149.2	222.5
Fair value of assets, Property	1.3	1.4	1.0
Fair value of assets, Cash	18.3	18.1	15.3
Fair value of assets, Other	42.0	26.3	21.8
Total fair value of assets	259.0	430.5	552.1
Defined benefit obligation, at present value	(381.2)	(552.6)	(688.5)
Surplus (deficit) in plan	(122.2)	(122.1)	(136.4)
Irrecoverable Surplus	0.0	0.0	(0.2)
Net liability	(122.2)	(122.1)	(136.6)
Plans in surplus	13.7	15.4	30.1
Plans in deficit	£ (135.9)	£ (137.5)	£ (166.7)
Fair value of assets allocation, Equities	9.30%	6.20%	5.80%
Fair value of assets allocation, Bonds	65.70%	48.50%	47.00%
Fair value of assets allocation, Insured annuities	1.20%	34.70%	40.30%
Fair value of assets allocation, Property	0.50%	0.30%	0.20%
Fair value of assets allocation, Cash	7.10%	4.20%	2.80%
Fair value of assets allocation, Other	16.20%	6.10%	3.90%
Total fair value of assets allocation	100.00%	100.00%	100.00%